UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06083
Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2015 – May 31, 2016
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2016

Vanguard Ohio Tax-Exempt Funds

Vanguard Ohio Tax-Exempt Money Market Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Ohio Tax-Exempt Money Market Fund.	11
Ohio Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	47
Trustees Approve Advisory Arrangements.	49
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	0.29%	0.54%	0.05%	0.00%	0.05%
Other States Tax-Exempt Money Market Funds
Average					0.01
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Ohio Long-Term Tax-Exempt Fund	1.83%	3.40%	1.68%	2.70%	4.38%
Barclays OH Municipal Bond Index					3.53
Ohio Municipal Debt Funds Average					3.50

Ohio Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2015, Through May 31, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$12.62	$12.90	$0.207	$0.059

Chairman’s Letter

Dear Shareholder,

Sustained demand helped the broad U.S. municipal bond market return well over 3% for the six months ended May 31, 2016, outpacing the broad taxable market.

Investors were especially drawn to securities offering additional yield. That preference helped Vanguard Ohio Long-Term Tax-Exempt Fund, which was tilted toward longer-dated and lower-quality investment-grade munis. The fund returned 4.38%, outpacing the 3.53% return of its benchmark and the 3.50% average return of its peers. Price appreciation accounted for well over half of the fund’s result.

Because prices and yields move in opposite directions, the Long-Term Fund’s 30-day SEC yield dropped from 2.35% at the end of November to 1.83% at the end of May.

Yields for tax-exempt money market instruments, however, moved higher. Vanguard Ohio Tax-Exempt Money Market Fund’s 7-day SEC yield rose to 0.29% by the end of the period, a level not seen since 2009. Much lower yields early in the period, though, put the fund’s six-month return at 0.05%. Its peers returned an average of 0.01%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, however, only the

Ohio Tax-Exempt Money Market Fund owned securities that would generate income distributions subject to the AMT.

Before moving on to the markets, I wanted to give you a brief update on money market fund reforms. As I’ve mentioned, key aspects of the Securities and Exchange Commission’s regulatory changes will take effect in October. Their impact on the Ohio Tax-Exempt Money Market Fund, to be designated a retail fund, will be minimal. The fund will continue to seek to maintain a stable share price of $1.

Bonds enjoyed a strong ride after some early weakness

The broad U.S. taxable bond market returned about 3% for the half year. After dipping in December, taxable bonds climbed. The yield of the 10-year U.S. Treasury note closed at 1.85% at the end of May, down from 2.22% six months earlier.

The period began with the Federal Reserve’s long-anticipated but small increase in short-term interest rates. Through the succeeding months, mixed

Market Barometer
	Total Returns
	Periods Ended May 31, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.12%	2.99%	3.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.42	5.87	5.07
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.12	0.05

Stocks
Russell 1000 Index (Large-caps)	1.64%	0.78%	11.44%
Russell 2000 Index (Small-caps)	-2.86	-5.97	7.86
Russell 3000 Index (Broad U.S. market)	1.29	0.22	11.15
FTSE All-World ex US Index (International)	-1.14	-10.87	0.52

CPI
Consumer Price Index	1.22%	1.02%	1.23%

signals from Fed officials—as well as from global economic data—created uncertainty about when the next increase might occur.

Money market funds and savings accounts produced limited returns as the Fed’s target rate of 0.25%–0.5% remained historically low, despite the quarter-percentage-point rise in December.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned more than 9%. In a reversal from the trend of recent years, many foreign currencies strengthened against the dollar, boosting international bond returns for U.S. investors. Even without this currency benefit, international bond returns were solidly positive.

In a tale of two halves, stocks fell and then rose

U.S. stocks advanced about 1% for the six months. Equities retreated over the period’s first three months before rebounding, partly as a sharp recovery in oil prices seemed to alleviate fears of a global economic slowdown.

International stocks fared worse than their U.S. counterparts, returning about –1%. Emerging-market stocks rose a bit, while stocks from the developed markets of Europe and the Pacific region declined. European stocks lagged amid investor anxiety in the lead-up to the United Kingdom’s June vote on whether to remain in the European Union.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market Fund	0.16%	0.11%
Ohio Long-Term Tax-Exempt Fund	0.16	1.01

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the funds’ annualized expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.12%; and for
the Ohio Long-Term Tax-Exempt Fund, 0.16%. The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Ohio Long-Term
Tax-Exempt Fund, Ohio Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Municipal bond investors continued reaching for yield

Even with the Fed’s December rate increase—the first in almost a decade—yields for all but the shortest-dated munis moved lower. Demand for these securities was fueled in part by concerns about fragile global growth. Other contributing factors included the subdued outlook for inflation (with oil prices volatile but still

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

low) and, toward the end of the period, the Fed’s dampening of expectations for further rate hikes.

(Although rising rates can hurt bond prices in the near term, they can offer a long-term upside, as we explain in the box on page 5.)

Also, with many central banks abroad pursuing further monetary easing, the yields on offer from U.S. bonds, including munis, continued to attract international buyers.

That demand helped the market absorb an upturn in Ohio muni bond supply so far this calendar year compared with the year-earlier period—a trend that ran counter to the decrease in supply nationally. Interest in Ohio munis may have benefited from the state’s budget remaining structurally balanced and from higher tax revenues due to economic growth, despite cuts in income tax rates.

With investors hunting for more yield, longer-dated and lower-rated securities generally outperformed. The Long-Term Fund proved well-positioned as it underweighted bonds with higher credit ratings in favor of A-rated securities relative to its benchmark. And it overweighted maturities of ten years or more.

The fund’s advisor, Vanguard Fixed Income Group, also added value by favoring some muni market sectors that performed best, including university revenue and local general obligation bonds.

The fund’s premium callable bonds also did well. Because these may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and the potential for favorable returns across many interest-rate scenarios.

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Consider rebalancing to manage your risk

After you’ve created an investment portfolio—with a diversified mix of stock, bond, and money market funds tailored to your goals, time horizon, and risk tolerance—what next?

As stocks and bonds rise or fall over time, and your portfolio drifts from its original asset allocation, consider rebalancing back to your targets.

Just one year of outsized returns can throw your allocation out of whack. For example, take a year like 2013, when the broad stock market returned nearly 34% and the broad taxable bond market declined. A hypothetical simple portfolio that began the year with 60% stocks and 40% bonds would have ended with a more aggressive mix of 67% stocks and 33% bonds.

Rebalancing means shifting dollars from areas that have performed well toward those that fallen behind. That isn’t easy or intuitive, but it helps manage risk because, over time, riskier assets tend to grow faster. (You can read more about our approach in Best Practices for Portfolio Rebalancing, at vanguard.com/research.)

You might consider, for example, monitoring your portfolio annually or semiannually and rebalancing when your allocations shift about 5 percentage points from their targets. And be aware of the tax implications.

Keeping your asset allocation from drifting too far off target can help you stay on track with the investment plan you’ve crafted to meet your financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 10, 2016

Advisor’s Report

For the six months ended May 31, 2016, Vanguard Ohio Long-Term Tax-Exempt Fund posted a return of 4.38%. It outpaced the 3.53% return of its benchmark, the Barclays Ohio Municipal Bond Index, and the 3.50% average return of its peers. Vanguard Ohio Tax-Exempt Money Market Fund returned 0.05%, a little more than the 0.01% average return of its peers.

The investment environment

The period began with market expectations firmly set that the Federal Reserve would start raising interest rates in December. The Fed did raise the federal funds target range by a quarter percentage point, to 0.25%–0.5%, citing considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, went against expectations and triggered a large risk-off move in global financial markets. The Fed began to sound even less eager to raise rates as it looked at how deteriorating economic conditions abroad might impede the United States from reaching the central bank’s employment and inflation targets.

The U.S. economy showed signs of slowing, with GDP expanding by 1.4% in the fourth quarter of 2015 followed by only 0.8% in the first quarter of 2016. The strong dollar, combined with weaker global

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2015	2016
2 years	0.72%	0.72%
5 years	1.26	1.09
10 years	2.02	1.66
30 years	2.96	2.45
Source: Vanguard.

economic and financial conditions overall, is believed to be behind the slowdown; we expect growth to return to about 2.0% over the coming year.

Although employment gains were strong early in the six-month period, payrolls slumped in May, in part because of a strike by communications workers; that put the average monthly gain for the period at about 170,000. The unemployment rate sank to 4.7% by the end of May, reflecting job gains but also contraction in the labor force. Core inflation ticked up, from 2.1% in December to 2.2% in May, and headline inflation (including food and energy prices, which tend to be volatile) rose from 0.7% in December to 1.0% in May.

Ohio’s economy grew at a slightly slower pace than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Buckeye State rose by a little less than 1% from November through April, the latest month for which data is available, while the index at the national level rose more than 1%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Ohio continued to benefit from good fiscal management. The state has a structurally balanced budget, revenues have been rising even with recent cuts in income tax rates, and surpluses have allowed the state to add to its “rainy day” reserve fund.

Although Ohio muni bond issuance increased through the first five months of 2016 compared with the year-earlier period, it was met with robust demand. Longer-dated securities and those toward the lower end of the investment-grade spectrum tended to draw more investor interest.

Management of the funds

The Long-Term Fund’s overweight allocation to longer-maturity bonds served it well, but we pulled back to a more neutral stance as valuations at the short end of the yield curve normalized and expectations for a slower Fed rate-hike cycle grew.

In terms of quality, underweighting AA-rated bonds in favor of A-rated bonds helped as investors continued reaching for yield. Favoring sectors that tend to offer wider credit spreads also helped. Those included university and local government general obligation bonds.

We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, as they would provide some protection to the funds if rates were to rise sharply.

Tactical duration adjustments to take advantage of shorter-term technical conditions added value as well.

A look ahead

Interest rates are likely to remain range-bound for some time, with the U.S. growth pace setting a floor on how low they can go and weakness in the global economy capping how high they can rise.

The Fed seems on track to continue tightening at a much slower pace than in previous cycles. That, and possibly a lower terminal short-term interest rate, may well keep municipal rates below what we’ve seen over the past ten to 15 years.

With our views on Fed tightening currently reflected in the market, we are starting the second half of the fiscal year more neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

Higher-yielding segments of the muni market are expected to keep producing modestly positive excess returns, with credit fundamentals improving and investors continuing to reach for yield.

Municipal defaults are likely to remain isolated events. That said, we will try to build an even greater bias in our portfolios toward liquid, favorably structured securities from issuers with solid credit fundamentals; that should provide some downside cushion if economic growth slackens.

With future Fed hikes dependent on economic data, rate volatility is likely to stay elevated, and short periods of market dislocation are to be expected. The funds’ liquidity should position us to take advantage of any buying opportunities that arise from such dislocation.

On the money market front, as previously reported, we plan to designate the Ohio Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to these stable-value offerings.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Vanguard Fixed Income Group

June 16, 2016

Ohio Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2016

Financial Attributes
Ticker Symbol	VOHXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.29%
Average Weighted
Maturity	39 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.12%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
		Spliced Ohio
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2006	3.30%	2.84%
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.15	0.03
2011	0.09	0.00
2012	0.05	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.05	0.01

7-day SEC yield (5/31/2016): 0.29%
For a benchmark description, see the Glossary.
Spliced Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.01%	0.03%	0.92%

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (105.2%)
Ohio (105.2%)
Akron OH Income Tax Revenue	1.250%	12/15/16	3,000	3,009
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.370%	6/1/16 LOC	1,205	1,205
Athens County OH Port Authority Housing
Revenue VRDO	0.400%	6/7/16 LOC	3,605	3,605
Avon OH BAN	1.500%	1/26/17	1,305	1,311
Avon OH GO	1.250%	1/26/17	2,000	2,008
Avon OH GO	1.500%	1/26/17	1,775	1,785
Berea OH BAN	1.500%	3/16/17	2,150	2,164
Blendon Township OH BAN	2.000%	2/9/17	2,250	2,270
Brecksville OH BAN	1.000%	6/15/16	1,000	1,000
Butler County OH BAN	0.520%	7/28/16	2,343	2,343
Butler County OH Capital Funding Revenue VRDO	0.400%	6/7/16 LOC	1,830	1,830
1 Cincinnati OH City School District GO TOB VRDO	0.420%	6/7/16	5,000	5,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.410%	6/7/16 LOC	12,780	12,780
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.400%	6/7/16	12,050	12,050
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.400%	6/7/16	6,100	6,100
Columbus OH GO	5.000%	7/1/16	3,165	3,177
Columbus OH GO	4.000%	8/15/16	1,250	1,259
Columbus OH GO VRDO	0.380%	6/7/16	11,100	11,100
Columbus OH Regional Airport Authority Airport
Revenue (Flight Safety International Inc. Project)
VRDO	0.390%	6/7/16	8,500	8,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.400%	6/7/16 LOC	5,220	5,220
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.400%	6/7/16 LOC	7,150	7,150

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Revenue
(Pooled Financing Program) VRDO	0.400%	6/7/16 LOC	1,000	1,000
Columbus OH Sewer Revenue VRDO	0.380%	6/7/16	5,975	5,975
Deerfield Township OH BAN	1.000%	10/27/16	4,565	4,574
Dublin OH City School District GO BAN	1.500%	5/2/17	2,250	2,264
Fairborn OH BAN	1.250%	3/23/17	2,074	2,083
Fairfield Township OH BAN	1.000%	6/3/16	1,350	1,350
2 Fairfield Township OH BAN	1.625%	6/2/17	2,000	2,017
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.520%	6/7/16 LOC	8,655	8,655
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.440%	6/1/16	5,750	5,750
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.430%	6/7/16	4,000	4,000
Franklin County OH Hospital Revenue
(Holy Cross Health System) VRDO	0.390%	6/1/16	700	700
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.400%	6/7/16	12,000	12,000
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.410%	6/7/16	4,500	4,500
Franklin County OH Revenue
(Trinity Health Credit Group) PUT	0.140%	6/1/16	10,000	10,000
Gallia County OH Local School District GO	5.000%	6/1/16 (Prere.)	3,000	3,000
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee Project)	5.000%	6/1/16 (Prere.)	4,000	4,000
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee Project)	5.250%	6/1/16 (Prere.)	3,290	3,290
Hamilton County OH Healthcare Facilities
Revenue (The Children’s Home of Cincinnati)
VRDO	0.410%	6/7/16 LOC	2,960	2,960
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
TOB VRDO	0.430%	6/7/16	5,625	5,625
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.430%	6/7/16	8,500	8,500
Hamilton OH Electric System Revenue	0.430%	9/27/16	4,700	4,700
Huber Heights OH BAN	1.000%	6/2/16	3,500	3,500
Huber Heights OH BAN	2.000%	6/1/17	3,000	3,034
Independence OH BAN	2.000%	4/13/17	3,050	3,082
Kenston OH Local School District GO	1.000%	9/15/16	2,500	2,505
Kent OH BAN	1.125%	8/31/16	1,800	1,803
Lakewood OH BAN	1.250%	4/4/17	1,600	1,608
1 Lakewood OH City School District GO TOB VRDO	0.430%	6/7/16	3,830	3,830
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.420%	6/7/16 LOC	915	915
Lucas County OH BAN	1.500%	7/13/16	2,400	2,403
Marysville OH BAN	1.250%	8/25/16	1,500	1,502
Mason OH BAN	1.250%	6/23/16	2,000	2,001
Mason OH BAN	2.000%	5/24/17	2,750	2,783
Mason OH City School District School
Improvement GO	1.500%	1/25/17	2,700	2,715
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.440%	6/7/16	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.400%	6/7/16 LOC	12,405	12,405

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Montgomery County OH Revenue
(Miami Valley Hospital) TOB VRDO	0.430%	6/7/16	4,000	4,000
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.340%	6/1/16	900	900
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.340%	6/1/16	1,500	1,500
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.350%	6/1/16	9,600	9,600
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.360%	6/1/16	2,800	2,800
North Randall OH BAN	1.500%	9/15/16	2,309	2,314
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)
TOB VRDO	0.440%	6/7/16	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.520%	6/7/16 LOC	17,000	17,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.380%	6/1/16 LOC	985	985
1 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) TOB VRDO	0.450%	6/7/16 (13)	13,320	13,320
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.390%	6/7/16 LOC	12,100	12,100
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.420%	6/7/16 LOC	4,800	4,800
Ohio Common Schools GO VRDO	0.390%	6/7/16	925	925
Ohio Common Schools GO VRDO	0.400%	6/7/16	3,260	3,260
Ohio GO VRDO	0.400%	6/7/16	3,000	3,000
Ohio GO VRDO	0.420%	6/7/16	985	985
Ohio GO VRDO	0.420%	6/7/16	6,100	6,100
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.540%	6/21/16	10,000	10,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.500%	7/7/16	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	600	600
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	11,300	11,300
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	6,600	6,600
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) TOB VRDO	0.450%	6/7/16 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.410%	6/7/16	2,300	2,300
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.410%	6/7/16	6,670	6,670
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.410%	6/7/16	6,230	6,230
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.420%	6/7/16	1,710	1,710

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State University General Receipts
Revenue CP	0.470%	6/16/16	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.460%	7/12/16	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.480%	7/12/16	8,200	8,200
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	2,235	2,235
Ohio Water Development Authority Fresh
Water Revenue	5.000%	6/1/16	555	555
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.400%	6/7/16 LOC	2,100	2,100
Reading OH Community City School District BAN	2.000%	7/21/16	2,450	2,455
Reading OH Community City School District BAN	2.000%	7/21/16	3,672	3,680
Springboro OH BAN	1.500%	1/26/17	1,400	1,408
Springboro OH BAN	1.500%	3/30/17	1,500	1,510
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.) VRDO	0.400%	6/7/16	10,050	10,050
Union County OH BAN	1.250%	3/29/17	1,800	1,808
Union Township OH BAN	1.500%	9/8/16	4,000	4,010
Wayne County OH BAN	2.000%	7/7/16	5,000	5,008
				445,868
Total Tax-Exempt Municipal Bonds (Cost $445,868)				445,868

				Amount
				($000)
Other Assets and Liabilities (-5.2%)
Other Assets
Investment in Vanguard				36
Receivables for Investment Securities Sold				335
Receivables for Accrued Income				1,065
Receivables for Capital Shares Issued				830
Other Assets				983
Total Other Assets				3,249
Liabilities
Payables for Investment Securities Purchased				(22,550)
Payables for Capital Shares Redeemed				(1,278)
Payables for Distributions				(5)
Payables to Vanguard				(1,413)
Other Liabilities				(2)
Total Liabilities				(25,248)
Net Assets (100%)
Applicable to 423,577,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				423,869
Net Asset Value Per Share				$1.00

Ohio Tax-Exempt Money Market Fund

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	423,737
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	132
Net Assets	423,869

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $76,440,000, representing 18.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	494
Total Income	494
Expenses
The Vanguard Group—Note B
Investment Advisory Services	49
Management and Administrative	245
Marketing and Distribution	64
Custodian Fees	4
Shareholders’ Reports	2
Total Expenses	364
Expenses Reduction—Note B	(96)
Net Expenses	268
Net Investment Income	226
Realized Net Gain (Loss) on Investment Securities Sold	138
Net Increase (Decrease) in Net Assets Resulting from Operations	364

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226	54
Realized Net Gain (Loss)	138	—
Net Increase (Decrease) in Net Assets Resulting from Operations	364	54
Distributions
Net Investment Income	(226)	(54)
Realized Capital Gain	—	—
Total Distributions	(226)	(54)
Capital Share Transactions (at $1.00 per share)
Issued	129,816	298,801
Issued in Lieu of Cash Distributions	212	50
Redeemed	(186,746)	(375,246)
Net Increase (Decrease) from Capital Share Transactions	(56,718)	(76,395)
Total Increase (Decrease)	(56,580)	(76,395)
Net Assets
Beginning of Period	480,449	556,844
End of Period[1]	423,869	480,449
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.0001	.0001	.0002	.0005	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.0001	.0001	.0002	.0005	.001
Distributions
Dividends from Net Investment Income	(.0005)	(.0001)	(.0001)	(.0002)	(.0005)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.0001)	(.0001)	(.0002)	(.0005)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.01%	0.01%	0.02%	0.05%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$424	$480	$557	$602	$609	$686
Ratio of Expenses to
Average Net Assets	0.12%[2]	0.08%[2]	0.08%[2]	0.12%[2]	0.16%[2]	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.01%	0.01%	0.02%	0.05%	0.09%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, 0.16% for
2013, and 0.16% for 2012. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Ohio Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $36,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2016, Vanguard’s expenses were reduced by $96,000 (an effective annual rate of 0.04% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Financial Attributes

		Barclays
		OH	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	344	1,418	48,863
Yield to Maturity
(before expenses)	2.0%	1.8%	1.8%
Average Coupon	4.6%	4.8%	4.8%
Average Duration	6.2 years	6.0 years	5.8 years
Average Stated
Maturity	16.1 years	12.9 years	13.0 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.16%	—	—
30-Day SEC Yield	1.83%	—	—
Short-Term
Reserves	6.1%	—	—

Volatility Measures
	Barclays OH	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.21	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.8%
1 - 3 Years	4.7
3 - 5 Years	3.7
5 - 10 Years	10.4
10 - 20 Years	37.3
20 - 30 Years	32.1
Over 30 Years	6.0

Distribution by Credit Quality (% of portfolio)
AAA	9.7%
AA	54.8
A	31.0
BBB	3.8
BB	0.2
Not Rated	0.5

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.16%.

Ohio Long-Term Tax-Exempt Fund

Investment Focus

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016

				Barclays OH
				Muni Bond
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.53%	1.60%	6.13%	5.73%
2007	4.32	-1.61	2.71	2.64
2008	4.13	-7.74	-3.61	-6.73
2009	4.76	8.85	13.61	15.73
2010	4.14	-0.08	4.06	4.20
2011	4.20	1.61	5.81	5.84
2012	3.88	7.20	11.08	9.28
2013	3.48	-7.76	-4.28	-2.71
2014	3.89	6.30	10.19	8.60
2015	3.46	0.44	3.90	3.55
2016	1.68	2.70	4.38	3.53
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	4.89%	6.27%	4.05%	0.94%	4.99%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (99.4%)
Akron OH Bath & Copley Joint Township Hospital
District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/24	920	1,082
Akron OH Bath & Copley Joint Township Hospital
District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/38	5,000	5,590
Akron OH Bath & Copley Joint Township Hospital
District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/42	2,780	3,083
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,793
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,777
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,015	4,622
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	7,238
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,876
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	12,645	14,373
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.480%	6/7/16	2,300	2,300
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.370%	6/1/16 LOC	1,100	1,100
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,145
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,880	2,021
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	1,011
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	75
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	129
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,251
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	64
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	8,124
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,810
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,148
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,509

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,305	11,886
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	12,355
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,509
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,368
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,250	5,024
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/19 (Prere.)	4,500	5,075
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,423
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,782
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	713
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,969
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,192
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,414
Athens County OH Port Authority Housing
Revenue VRDO	0.400%	6/7/16 LOC	1,900	1,900
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,879
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,195
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State University
Project)	5.750%	6/1/31	2,000	2,179
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State University
Project)	6.000%	6/1/45	2,000	2,164
Butler County OH Capital Funding Revenue VRDO	0.400%	6/7/16 LOC	1,275	1,275
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,595
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,288
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,338
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,655
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,857
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,539
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	131
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,353
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,190	1,218
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,470	1,505
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	430	440
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	530	543
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,309
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,813
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	4,009

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cincinnati OH GO	5.000%	12/1/18	1,000	1,100
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	1,090	1,240
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	2,605	2,964
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,172
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,857
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,175
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,888
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,349
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,151
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	5,167
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,670
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,369
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,153
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,000	1,179
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,728
Cleveland OH Income Tax Revenue	5.000%	10/1/37	6,000	7,177
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,212
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,458
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,336
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,854
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,768
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,836
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,350
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,160
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	8,155	9,030
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/17 (Prere.)	3,000	3,129
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,329
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,140
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,319
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,238
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	806
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,439
Columbus OH City School District GO	4.500%	6/1/19 (Prere.)	3,000	3,315
Columbus OH City School District GO	5.000%	12/1/31	4,145	5,156
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,702
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,728
3 Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,436
Columbus OH GO	5.000%	7/1/21 (Prere.)	2,000	2,370
Columbus OH GO	5.000%	2/15/22	1,900	2,293
Columbus OH GO	5.000%	2/15/24	1,475	1,855
Columbus OH GO	5.000%	7/1/24	1,000	1,213
Columbus OH GO	5.000%	7/1/25	6,400	8,220
Columbus OH GO	5.000%	7/1/26	8,705	11,305
Columbus OH GO	5.000%	8/15/26	2,000	2,432
Columbus OH GO	5.000%	7/1/30	2,500	3,045

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	7/1/30	2,700	3,417
Columbus OH GO	5.000%	7/1/31	1,185	1,440
Columbus OH GO VRDO	0.380%	6/7/16	3,065	3,065
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,523
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,154
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,116
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	4,121
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,533
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,237
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,261
Cuyahoga County OH (Convention Hotel Project)
COP	5.000%	12/1/36	2,000	2,301
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center Project)	5.000%	12/1/24	4,000	4,565
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,264
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,324
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,370
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,438
Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,234
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,140
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,277
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,684
Forest Hills OH Local School District GO	5.000%	12/1/46	4,430	5,177
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,462
Franklin County OH GO	5.000%	12/1/26	3,000	3,820
Franklin County OH GO	5.000%	12/1/31	3,000	3,740
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,087
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,552
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,977
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	3,119
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,133
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,432
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.750%	11/1/28	1,500	1,617
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/34	1,500	1,666
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/42	7,000	7,790

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hospital Revenue (Nationwide
Children’s Hospital Project) VRDO	0.410%	6/7/16	5,055	5,055
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,752
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,758
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,617
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,580
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,444
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/32	1,750	1,911
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/42	2,000	2,151
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/46	2,000	2,143
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/34	1,000	1,186
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,577
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,822
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,733
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,900
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,221
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,865
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,792
Huron County OH Hospital Facilities Improvement
Revenue (Fisher-Titus Medical Center)	5.250%	12/1/37	3,000	3,088
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,891
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,850	18,335
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.610%	6/7/16 LOC	2,180	2,180
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,784
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/45	4,000	4,549
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,783
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,150
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,271
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.540%	6/7/16	7,295	7,295
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,183
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,835
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,331

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,528
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,704
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,489
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,067
Madison OH Local School District GO	5.250%	12/1/32	695	818
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,438
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	770	785
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,110
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,043
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,846
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,369
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,325
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,317
Miamisburg OH City School District GO	5.000%	12/1/33	675	826
Miamisburg OH City School District GO	5.000%	12/1/35	935	1,133
Miamisburg OH City School District GO	5.000%	12/1/36	500	604
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,402
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,113
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,573
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,561
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,386
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,964
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,317
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,492
Montgomery County OH Hospital Revenue
(Kettering Health Network Project)	4.000%	8/1/47	7,930	8,336
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.250%	5/1/29	3,000	3,575
Montgomery County OH Revenue
(Miami Valley Hospital)	5.750%	11/15/21	3,000	3,560
Montgomery County OH Revenue
(Miami Valley Hospital)	5.750%	11/15/23	1,000	1,180
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.340%	6/1/16	5,000	5,000
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.340%	6/1/16	17,830	17,830
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.360%	6/1/16	11,520	11,520
North Olmsted OH School District GO	5.000%	12/1/44	3,000	3,573
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,577
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,575
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,222

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	2,035
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,637
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	9,400	11,155
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	3,455	4,142
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	3,000	3,578
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	9,180	9,850
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,953
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,433
Northwest Local School District Ohio GO	4.000%	12/1/50	6,685	7,035
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation Corp.
Project) PUT	5.875%	6/1/16	3,000	3,000
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project)	5.800%	12/1/38	2,000	2,252
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,322
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,308
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,522
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,213
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,117
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,909
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,781
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,256
Ohio GO	5.000%	5/1/20	5,080	5,851
Ohio GO	5.000%	5/1/27	5,350	6,577
Ohio GO	5.000%	11/1/28	10,000	12,433
Ohio GO	5.000%	2/1/30	4,000	4,675
Ohio GO	5.000%	4/1/30	1,770	2,054
Ohio GO	5.000%	2/1/31	4,500	5,235
Ohio GO	5.000%	2/1/31	4,255	5,221
Ohio GO	5.000%	4/1/31	1,230	1,424
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,544
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,338

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,117
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,357
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,766
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,567
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	2,000	2,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	1,000	1,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	7,955	7,955
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	800	800
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,061
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	472
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,448
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project) PUT	2.250%	9/1/18	2,790	2,843
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	7,005
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,492
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	3,030
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,155
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,312
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	3,330	3,841
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,469
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,204
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,821
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,201
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,172
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	877

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,607
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,610
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,155
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,843
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,887
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,464
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,377
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,607
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,311
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,773
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,300	1,347
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,071
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,238
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,371
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	300	307
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	298
Ohio State University General Receipts Revenue	5.000%	12/1/17	1,000	1,063
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	160	176
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	255	281
Ohio State University General Receipts Revenue	5.000%	12/1/18	835	920
Ohio State University General Receipts Revenue	5.000%	12/1/19	625	712
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,245	2,465
Ohio State University General Receipts Revenue	5.000%	6/1/38	8,000	9,492
Ohio State University General Receipts Revenue	5.000%	12/1/39	5,250	6,298
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,475
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,399
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,246
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	2,499
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	9,025	4,320
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	7,000	3,227
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,727
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	2,102
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	4,052
Ohio University General Receipts Revenue	5.000%	12/1/28	610	720
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,188
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,355
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,661
Ohio Water Development Authority Fresh
Water Revenue	5.500%	12/1/18 (4)	645	719
Ohio Water Development Authority Fresh
Water Revenue	5.000%	12/1/34	7,000	8,708
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/26	5,000	6,402

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,261
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	5,000	5,690
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,000	1,138
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,807
Rocky River OH City School District GO	5.375%	12/1/17	710	739
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,108
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	11,091
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	4,000	4,318
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	1,800	1,951
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,997
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health
Care Inc. Obligated Group)	5.500%	12/1/29	1,000	1,107
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health
Care Inc. Obligated Group)	5.000%	12/1/35	1,125	1,186
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,596
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,408
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,275
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,704
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,685
Toledo-Lucas County OH Port Authority
Student Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/34	1,000	1,076
Toledo-Lucas County OH Port Authority
Student Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/39	1,000	1,066
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	470	480
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,945
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	1,405	1,499
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,767
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,230
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,495
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	595	630
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,148
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,165
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,409
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,228
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	577

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	575
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,426
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,247
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,186
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,256
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,136
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	1,016
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	717
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,133
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,418
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,867
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,663
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,706
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	8,475	9,012
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	778
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,677
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,248
Woodridge OH School District GO	4.000%	12/1/50	2,250	2,360
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,328
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,432
				1,145,450
Guam (0.5%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/33	2,000	2,343
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	2,300	2,693
				5,036
Total Tax-Exempt Municipal Bonds (Cost $1,071,639)				1,150,486

Ohio Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	94
Receivables for Investment Securities Sold	5
Receivables for Accrued Income	15,002
Receivables for Capital Shares Issued	1,018
Other Assets	154
Total Other Assets	16,273
Liabilities
Payables for Investment Securities Purchased	(11,933)
Payables for Capital Shares Redeemed	(472)
Payables for Distributions	(1,023)
Payables to Vanguard	(1,222)
Other Liabilities	(30)
Total Liabilities	(14,680)
Net Assets (100%)
Applicable to 89,341,280 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,152,079
Net Asset Value Per Share	$12.90

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,070,942
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,267
Unrealized Appreciation (Depreciation)
Investment Securities	78,847
Futures Contracts	23
Net Assets	1,152,079

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $11,775,000, representing 1.0% of net assets.
2 Securities with a value of $451,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	18,535
Total Income	18,535
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative	695
Marketing and Distribution	107
Custodian Fees	7
Shareholders’ Reports	4
Total Expenses	872
Net Investment Income	17,663
Realized Net Gain (Loss)
Investment Securities Sold	2,867
Futures Contracts	305
Realized Net Gain (Loss)	3,172
Change in Unrealized Appreciation (Depreciation)
Investment Securities	25,048
Futures Contracts	21
Change in Unrealized Appreciation (Depreciation)	25,069
Net Increase (Decrease) in Net Assets Resulting from Operations	45,904

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,663	33,803
Realized Net Gain (Loss)	3,172	5,661
Change in Unrealized Appreciation (Depreciation)	25,069	(1,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,904	38,246
Distributions
Net Investment Income	(17,663)	(33,803)
Realized Capital Gain	(4,862)	(5,027)[1]
Total Distributions	(22,525)	(38,830)
Capital Share Transactions
Issued	138,167	137,874
Issued in Lieu of Cash Distributions	15,464	27,053
Redeemed	(44,038)	(110,290)
Net Increase (Decrease) from Capital Share Transactions	109,593	54,637
Total Increase (Decrease)	132,972	54,053
Net Assets
Beginning of Period	1,019,107	965,054
End of Period[2]	1,152,079	1,019,107
1 Includes fiscal 2015 short-term gain distributions totaling $1,547,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.62	$12.63	$11.93	$12.96	$12.09	$11.92
Investment Operations
Net Investment Income	. 207.427		.444	.454	.449	.478
Net Realized and Unrealized Gain (Loss)
on Investments	.339	.055	.749	(1.003)	.870	.191
Total from Investment Operations	.546	.482	1.193	(.549)	1.319	.669
Distributions
Dividends from Net Investment Income	(. 207)	(. 427)	(. 444)	(. 454)	(. 449)	(. 478)
Distributions from Realized Capital Gains	(. 059)	(. 065)	(. 049)	(. 027)	—	(. 021)
Total Distributions	(. 266)	(. 492)	(. 493)	(. 481)	(. 449)	(. 499)
Net Asset Value, End of Period	$12.90	$12.62	$12.63	$11.93	$12.96	$12.09

Total Return[1]	4.38%	3.90%	10.19%	-4.28%	11.08%	5.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,152	$1,019	$965	$902	$1,055	$875
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.39%	3.60%	3.69%	3.57%	4.06%
Portfolio Turnover Rate	14%	21%	23%	28%	15%	20%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

Ohio Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $94,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,150,486	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	(15)	1,150,486	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	74	8,889	14
30-Year U.S. Treasury Bond	September 2016	27	4,409	9
				23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2016, the cost of investment securities for tax purposes was $1,072,536,000. Net unrealized appreciation of investment securities for tax purposes was $77,950,000, consisting of unrealized gains of $77,953,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

Ohio Long-Term Tax-Exempt Fund

F. During the six months ended May 31, 2016, the fund purchased $168,864,000 of investment securities and sold $72,179,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
	Shares	Shares
	(000)	(000)
Issued	10,823	10,954
Issued in Lieu of Cash Distributions	1,213	2,151
Redeemed	(3,450)	(8,785)
Net Increase (Decrease) in Shares Outstanding	8,586	4,320

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2015	5/31/2016	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.52	$0.60
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,043.75	$0.82
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.40	$0.61
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.20	$0.81

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.12%; and for the Ohio Long-Term Tax-Exempt Fund, 0.16%. (The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the
Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, considered and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Ohio Tax-Exempt Money Market Funds Average: Ohio Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.